Initial Public Offering	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
ALTIMAR ACQUISITION CORP. II [Member]
INITIAL PUBLIC OFFERING
Note 3 — Proposed Public Offering
Pursuant to the Proposed Public Offering, the Company will offer for sale up to 30,000,000 Units (or 34,500,000 Units if the underwriters’ over-allotment option is exercised in full) at a purchase price of $10.00 per Unit. Each Unit will consist of one Class A ordinary share and one-fourth
of one redeemable
Warrant
(“Public Warrant”). Each whole Public Warrant will entitle the
Selling Stockholder
to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 7).

NOTE 3. INITIAL PUBLIC OFFERING
The Company sold 34,500,000 Units in the Initial Public Offering, which includes a full exercise by the underwriters of their over-allotment option in the amount of 4,500,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one Class A Ordinary Share and one-fourth
of one redeemable Public Warrant.
Each whole Public Warrant entitles the Selling Stockholder to purchase one Class A Ordinary
Share at an exercise price of $11.50 per Class A Ordinary Share (see Note 8).